Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Summary Of Components Of Net Periodic Benefit Cost

	Pension Plans			Postretirement Plans
	2011	2010	2009	2011	2010	2009
Net periodic costs:
Service cost	$8.8	$9.1	$9.6	$1.0	$1.2	$1.3
Interest cost	49.1	48.8	50.6	11.9	11.5	11.8
Expected return on plan assets	(52.2)	(48.5)	(48.5)	(2.9)	(3.6)	(3.7)
Net amortization	20.6	17.6	15.1	(5.7)	(10.0)	(10.6)
Curtailment/Settlement	1.2	0.8	11.2	(1.1)	0.0	0.0

Net periodic expense (credit)	$27.5	$27.8	$38.0	$3.2	$(0.9)	$(1.2)

Weighted-average assumptions used to determine net periodic costs, during the year
Discount rate	5.3%	5.7%	5.8%	5.0%	5.4%	6.0%
Expected return on plan assets	7.1%	7.1%	6.9%	7.0%	7.25%	7.0%
Rate of compensation increase	2.5% -5%	2.5%-10%	2.5%-10%	—	—	—

Weighted-average assumptions used to determine benefit obigations, end of the year
Discount rate	4.7%	5.3%	5.7%	4.3%	5.0%	5.4%
Rate of compensation increase	2.5% -5%	2.5%-10%	2.5%-10%	—	—	—

Changes In Benefit Obligations And Change In Plan Assets

	Pension Plans			Postretirement Plans
	2011	2010	2009	2011	2010	2009
Change in benefit obligation:
Benefit obligation at January 1,	$933.5	$869.9	$859.2	$233.8	$212.7	$200.3
Service cost	8.8	9.1	9.6	1.0	1.2	1.3
Interest cost	49.1	48.8	50.6	11.9	11.5	11.8
Amendments (3)	2.2	0.0	6.5	(34.7)	0.0	0.0
Translation difference	(5.3)	(9.4)	13.6	(0.1)	0.2	0.7
Actuarial losses	60.2	60.9	36.4	28.5	29.6	18.9
Participant contributions	0.7	0.6	0.7	4.2	4.2	4.2
Benefits paid	(45.0)	(42.7)	(43.6)	(24.3)	(25.6)	(24.5)
Curtailments/settlements (1)	(8.6)	(3.7)	(63.1)	(0.4)	0.0	0.0

Benefit obligation at December 31,	$995.6	$933.5	$869.9	$219.9	$233.8	$212.7

Accumulated benefit obligation at December 31,	$962.7	$895.0	$827.0	$0.0	$0.0	$0.0

Change in plan assets:
Fair value of plan assets at January 1,	$751.2	$635.6	$563.9	$37.7	$44.6	$46.5
Actual return on plan assets	70.5	83.1	111.4	2.4	3.5	8.7
Company contributions (2)	63.9	83.3	53.0	10.1	13.1	11.9
Participant contributions	0.7	0.6	0.7	4.2	4.2	4.2
Translation difference	(3.2)	(5.0)	12.3	0.0	0.0	0.0
Curtailments/settlements (1)	(3.7)	(3.7)	(62.1)	0.0	0.0	0.0
Benefits paid	(45.0)	(42.7)	(43.6)	(25.6)	(27.7)	(26.7)

Fair value of plan assets at December 31,	$834.4	$751.2	$635.6	$28.8	$37.7	$44.6

(1)	Represents various curtailments and settlements. During the first quarter of 2011, we had a curtailment gain of $1.0 resulting from the sale of the Building Block Chemicals segment, which is included in gain on sale of discontinued operations, net of tax, in the consolidated statements of income. In December 2009, we irrevocably transferred the liability and plan assets associated with the accrued benefits of all inactive participants of our defined benefit pension plan in the Netherlands to an insurance company, resulting in a settlement loss of $12.2 due to recognition of actuarial losses previously recorded in other comprehensive loss.
(2)	The 2009 contributions to our pension plans include a contribution of 1,184,273 shares of Cytec common stock to our U.S. plans on May 13, 2009, which had a fair value of $22.5.
(3)	Significant amendments were made to our U.S. postretirement medical plan in 2011. Major amendments include changes to the prescription drug benefit plan for Medicare-eligible retirees, in which benefits are to be delivered through an Employer Group Waiver Plan ("EGWP") and commercial wrap plan instead of through an individually designed commercial plan only. Changes were also made to other retiree medical programs with respect to cost sharing elements, such as participant premiums.

Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income

	Pension Plans			Postretirement Plans
	2011	2010	2009	2011	2010	2009
Funded status, end of year:
Fair value of plan assets	$834.4	$751.2	$635.6	$28.8	$37.7	$44.6
Benefit obligations	(995.6)	(933.5)	(869.9)	(219.9)	(233.8)	(212.7)

Funded status	$(161.2)	$(182.3)	$(234.3)	$(191.1)	$(196.1)	$(168.1)

Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets	$0.8	$2.8	$3.1	$0.0	$0.0	$0.0
Current liabilities	(4.8)	(4.8)	(4.5)	(10.9)	(12.2)	(12.2)
Noncurrent liabilities	(157.2)	(180.3)	(232.9)	(180.2)	(183.9)	(155.9)

Total amounts recognized	$(161.2)	$(182.3)	$(234.3)	$(191.1)	$(196.1)	$(168.1)

Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial losses	$281.9	$263.8	$255.7	$84.2	$58.2	$29.1
Prior service (credits)/costs	3.5	1.3	1.8	(35.2)	(11.2)	(21.6)
Transition obligations	0.1	0.1	0.1	0.0	0.0	0.0

Total	$285.5	$265.2	$257.6	$49.0	$47.0	$7.5

Changes in accumulated other comprehensive income (AOCI) consist of:
AOCI, beginning of year	$265.2	$257.6	$304.7	$47.0	$7.5	$(17.1)
Current year actuarial (gains)/losses	41.6	26.4	(20.1)	30.3	29.6	14.0
Current year prior service costs/(credits)	2.2	(0.4)	(0.7)	(34.7)	(0.1)	0.0
Curtailments/settlements	(3.0)	(0.8)	(11.2)	0.7	0.0	0.0
Amortization:
Amortization of actuarial gains/(losses)	(20.5)	(17.5)	(14.7)	(3.9)	(0.6)	0.0
Amortization of prior service (costs)/credits	0.0	(0.1)	(0.4)	9.6	10.6	10.6

AOCI, end of year	$285.5	$265.2	$257.6	$49.0	$47.0	$7.5

Estimated amortization to be recognized in accumulated other comprehensive income in 2012 consist of:
Net actuarial losses	$26.3			$6.2
Prior service costs/(credits)	0.4			(4.3)

Total	$26.7			$1.9

Change In Assumed Healthcare Cost Trend Rates

	2011			2010
	1% Increase	1% Decrease		1% Increase	1% Decrease

Approximate effect on the total of service and interest cost components of other postretirement benefit costs	$0.8		$(0.8)	$0.8		$(0.8)

Approximate effect on accumulated postretirement benefit obligation	$14.7		$(13.5)	$15.6		$(15.0)

Plans With Accumulated Benefit Obligation In Excess Of Plan Assets

	U.S. Plans		Non-U.S. Plans		Total
December 31,	2011	2010	2011	2010	2011	2010
Projected benefit obligation	$(767.9)	$(699.9)	$(120.3)	$(126.8)	$(888.2)	$(826.7)
Accumulated benefit obligation	$(759.9)	$(689.5)	$(112.5)	$(118.1)	$(872.4)	$(807.6)
Fair value of plan assets	$677.4	$590.7	$62.1	$67.3	$739.5	$658.0

Fair Value Of Pension Plan Assets By Asset Category

	Fair Value Measurements at December 31, 2011
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$43.9	$43.9	$0.0	$0.0
Equity securities:
- Company stock	52.9	52.9	0.0	0.0
- U.S. equity funds (1)	133.5	128.2	5.3	0.0
- International equity funds (2)	21.7	0.0	21.7	0.0
Fixed income funds (3)	507.8	200.2	307.6	0.0
Balanced fund (4)	22.5	22.5	0.0	0.0
Real estate fund	2.7	0.0	0.0	2.7
Insurance assets	16.1	0.0	0.0	16.1
Other investments (5)	33.3	0.0	33.3	0.0

Total	$834.4	$447.7	$367.9	$18.8

	Fair Value Measurements at December 31, 2010
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$12.0	$12.0	$0.0	$0.0
Equity securities:
- Company stock	62.8	62.8	0.0	0.0
- U.S. equity funds (1)	198.3	196.8	1.5	0.0
- International equity funds (2)	89.5	0.0	89.5	0.0
Fixed income funds (3)	309.8	265.5	44.3	0.0
Balanced fund (4)	23.1	23.1	0.0	0.0
Real estate fund	3.0	0.0	0.0	3.0
Insurance assets	14.2	0.0	0.0	14.2
Other investments (5)	38.5	0.0	38.5	0.0

Total	$751.2	$560.2	$173.8	$17.2

(1)	Funds which invest in a diversified portfolio of publicly traded U.S. common stocks of large-cap, medium-cap, and small-cap companies. There are no restrictions on these investments.
(2)	Funds which invest in a diversified portfolio of publicly traded common stock of non-U.S. companies, primarily in Europe. There are no restrictions on these investments.
(3)	Funds which invest in a diversified portfolio of publicly traded government bonds, corporate bonds and mortgage-backed securities, approximately 38%, 62%, and 0%, respectively, as of December 31, 2011, and approximately 61%, 35%, and 4%, respectively, as of December 31, 2010. There are no restrictions on these investments.
(4)	Represents non-U.S. entity plan assets invested in a pooled publicly traded fund with underlying investments in a diversified portfolio of securities comprised of approximately 16% U.S. equities, 36% international equities, 24% corporate bonds, and 24% government bonds. There are no restrictions on these investments.
(5)	Represents non-U.S. entity plan assets invested in a fund that invests in funds with underlying investments comprised of equity and debt securities, all of which have publicly available quoted market prices.

Fair Value Measurement Of Plan Assets Using Significant Unobservable Inputs

	Total	Insurance Assets	Real Estate Fund
Balance, beginning of year	$17.2	$14.2	$3.0
Actual return on assets:
Assets held at end of year	1.2	0.9	0.3
Assets sold during the year	(0.6)	0.0	(0.6)
Purchases, sales and settlements	0.0	0.0	0.0
Transfers in/(out)	1.0	1.0	0.0

Balance, end of year	$18.8	$16.1	$2.7

Fair Values Of Postretirement Plan Assets By Asset Category

	Fair Value Measurements at December 31, 2011
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$0.8	$0.8	$0.0	$0.0
Equity funds (1)	14.9	14.9	0.0	0.0
Fixed income funds (2)	13.1	13.1	0.0	0.0

Total	$28.8	$28.8	$0.0	$0.0

	Fair Value Measurements at December 31, 2010
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$2.0	$2.0	$0.0	$0.0
Equity funds (1)	23.2	23.2	0.0	0.0
Fixed income funds (2)	12.5	12.5	0.0	0.0

Total	$37.7	$37.7	$0.0	$0.0

(1)	Investments in publicly traded funds: 79% invested in an S&P 500 index fund and 21% invested in international index fund for Europe and Asia as of December 31, 2011, and 60% invested in an S&P 500 index fund and 40% invested in an international index fund for Europe and Asia as of December 31, 2010.
(2)	A publicly traded mutual fund that invests in a diversified portfolio of investment grade fixed income securities, with government, corporate and mortgage securities. The fund has a dollar weighted maturity between 3 and 10 years.

Expected Employer Contributions

Expected Employer Contributions	Pension Plans	Postretirement Plans
U.S. Plans	$31.8	$11.0
Non-U.S. Plans	$8.9	$0.2

Expected Benefit Payments

	U.S. Plans		Non-U.S. Plans
Expected Benefit Payments	Pension Plans	Postretirement Plans	Pension Plans	Postretirement Plans
2012	$36.8	$16.9	$9.5	$0.2
2013	38.6	17.1	9.0	0.2
2014	40.2	17.4	9.9	0.2
2015	41.8	17.5	10.7	0.2
2016	43.4	17.5	11.0	0.3
2017-2021	240.0	82.5	67.6	1.7

Amounts Expensed Related To Plans

Years ended December 31,	2011	2010	2009
U.S.
Savings Plan	$20.5	$21.3	$15.5

Non-U.S.
Others	$5.1	$4.6	$4.1

U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual and Target Allocation By Asset Category

U.S. Pension Plans				Postretirement Plans
	Target Allocation	Percentage of Plan Assets at Year End			Target Allocation	Percentage of Plan Assets at Year End
Asset Category	2012	2011	2010	Asset Category	2012	2011	2010
Equity Securities	40%	27%	53%	Equity Securities	50%	52%	62%
Fixed Income	60%	73%	47%	Fixed Income	50%	48%	38%

Total	100%	100%	100%	Total	100%	100%	100%

Non U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual and Target Allocation By Asset Category

	Non-U.S. Pension Plans
	Target Allocation	Percentage of Plan Assets at Year End
Asset Category	2012	2011	2010
Equity Securities	31%	31%	36%
Fixed Income	53%	51%	47%
Cash and other	16%	18%	17%

Total	100%	100%	100%